Balance Sheet Details - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Disposal of fixed assets	$ 1,076,000	$ 1,076,000
Accumulated depreciation	77,000	$ 77,000
Total cash proceeds from sale of fixed assets	$ 30,662